Derivative Contracts	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Derivative Contracts
10.	Derivative Contracts

The Company maintains a metal, natural gas and electricity pricing risk-management strategy that uses commodity derivative contracts to minimize significant, unanticipated gains or losses that may arise from volatility of the commodity indices.

The Company’s commodity derivative contracts consist of delivery contracts matched in quantity, price and maturity to firm price sales orders in order to protect sales margins from metal price fluctuations between the firm price sale order date and shipment date.

The prices of natural gas and electricity can be particularly volatile. The Company attempts to mitigate short-term volatility in natural gas and electricity costs through the use of derivatives contracts in an effort to offset the effect of increasing costs.

The Company also utilized interest rate cap agreements in compliance with the requirement under its prior senior secured term loan credit facility (the “Term Loan Facility”) to provide that at least 50% of the Term Loan Facility be subject to a fixed rate or interest rate protection for a period of not less than three years. These interest rate cap agreements were not designated as an accounting hedge and changes in the fair value of the interest rate cap agreements have been recorded as non-cash interest expense. The agreements expired in August 2013.

By using derivative contracts to limit exposures to fluctuations in metal, natural gas and electricity prices and interest rate movements, the Company exposes itself to credit risk and market risk. Credit risk is the risk that the counterparty might fail to fulfill its performance obligations under the terms of the derivative contract. Market risk is the risk that the value of a derivative instrument might be adversely affected by a change in commodity price or interest rates. The Company manages the market risk associated with derivative contracts by establishing and monitoring parameters that limit the types and degree of market risk that may be undertaken.

The Company manages credit risk associated with derivative contracts by only executing derivative instruments with counterparties with investment-grade credit ratings. The amount of such credit risk is limited to the fair value of the derivative contract plus the unpaid portion of amounts due to the Company pursuant to terms of the derivative contracts, if any. If a downgrade in the credit rating of these counterparties occurs, management believes that this exposure is mitigated by provisions in the derivative arrangements which allow for the legal right of offset of any amounts due to the Company from the counterparties with any amounts payable to the counterparties by the Company.

The fair values of derivative contracts in the consolidated balance sheet include the impact of netting derivative assets and liabilities when a legally enforceable master netting arrangement exists. The following tables summarize the gross amounts of recognized derivative assets and liabilities, the net amounts presented in the consolidated balance sheet, and the net amounts after deducting collateral that has been deposited with counterparties:

	As of September 30, 2013
				Amounts Not Offset in the Consolidated Balance Sheet
	Gross Amounts of Recognized Assets	Gross Amounts Offset in Consolidated Balance Sheet	Net Amounts of Assets Presented in Consolidated Balance Sheet	Financial Instruments	Cash Collateral Received	Net Amount
Open metal contracts	$722	$(722)	$—	$—	$—	$—
(361 contracts)
Open electricity contracts	56	(51)	5	—	—	5
(10 contracts)

Total	$778	$(773)	$5	$—	$—	$5

Consolidated balance sheet location:
Prepaid expenses and other current assets		$5

Total		$5

				Amounts Not Offset in the Consolidated Balance Sheet
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in Consolidated Balance Sheet	Net Amounts of Liabilities Presented in Consolidated Balance Sheet	Financial Instruments	Cash Collateral Deposited	Net Amount
Open metal contracts	$1,074	$(722)	$352	$—	$352	$—
(406 contracts)
Open natural gas contracts	5	—	5	—	5	—
(4 contracts)
Open electricity contracts	51	(51)	—	—	—	—
(14 contract)

Total	$1,130	$(773)	$357	$—	$357	$—

Consolidated balance sheet location:
Accrued liabilities		$357

Total		$357

Not included in the above table is $1,504 of collateral included in prepaid expenses and other current assets, which is because collateral is limited to the net amounts of assets or liabilities presented in the consolidated balance sheet.

	As of December 31, 2012
				Amounts Not Offset in the Consolidated Balance Sheet
	Gross Amounts of Recognized Assets	Gross Amounts Offset in Consolidated Balance Sheet	Net Amounts of Assets Presented in Consolidated Balance Sheet	Financial Instruments	Cash Collateral Received	Net Amount
Open metals contracts (208 contracts)	$603	$(224)	$379	$—	$—	$379
Open natural gas contracts (6 contracts)	2	—	2	—	—	2
Open electricity contracts (17 contracts)	169	(2)	167	—	—	167
Interest rate cap agreements (2 contracts)	1	—	1	—	—	1

Total	$775	$(226)	$549	$—	$—	$549

Consolidated balance sheet location:
Prepaid expenses and other current assets		$548
Other noncurrent assets		1

Total		$549

				Amounts Not Offset in the Consolidated Balance Sheet
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in Consolidated Balance Sheet	Net Amounts of Liabilities Presented in Consolidated Balance Sheet	Financial Instruments	Cash Collateral Deposited	Net Amount
Open metals contracts	$224	$(224)	$—	$—	$—	$—
(85 contracts)
Open electricity contracts	2	(2)	—	—	—	—
(1 contract)

Total	$226	$(226)	$—	$—	$—	$—

Not included in the above table is $767 of collateral included in prepaid expenses and other current assets, which is because collateral is limited to the net amounts of assets or liabilities presented in the consolidated balance sheet.

The following table summarizes the effects of derivative contracts in the consolidated statements of operations:

	Nine Months Ended September 30,
	2013	2012
Cost of sales
Realized and unrealized (loss) gain—metal contracts	$(143)	$614
Realized and unrealized (loss) gain—natural gas contracts	(12)	113
Realized and unrealized (loss) gain—electricity contracts	(193)	222

Total	$(348)	$949

Interest expense
Unrealized loss—interest rate cap agreements	$(1)	$(156)

13.	Derivative Contracts

The Company maintains a metal, natural gas and electricity pricing risk-management strategy that uses commodity derivative contracts to minimize significant, unanticipated gains or losses and cash fluctuations that may arise from volatility of the commodity indices.

The Company’s commodity derivative contracts consist of delivery contracts matched in quantity, price and maturity to firm price sales orders, in circumstances where physical firm price metal is unavailable, in order to protect sales margins from metal price fluctuations between the firm price sale order date and shipment date.

The prices of natural gas and electricity can be particularly volatile. As a result, our natural gas and electricity costs may fluctuate dramatically. The Company attempts to mitigate short-term volatility in natural gas and electricity costs through the use of derivatives contracts in an effort to offset the effect of increasing costs.

The Company also utilized interest rate cap agreements in compliance with the requirement under the Term Loan Facility to provide that at least 50% of the term loan be subject to a fixed rate or interest rate protection for a period of not less than three years. During 2010, the Company entered into three-year interest rate cap agreements that capped the interest rate on $300,000 of the aggregate principal outstanding. The interest rate cap agreements are not designated as an accounting hedge and changes in the fair value of the interest rate cap agreements are recorded as non-cash interest expense.

By using derivative contracts to limit exposures to fluctuations in metal, natural gas and electricity prices and interest rate movements, the Company exposes itself to credit risk and market risk. Credit risk is the risk that the counterparty might fail to fulfill its performance obligations under the terms of the derivative contract. Market risk is the risk that the value of a derivative instrument might be adversely affected by a change in commodity price or interest rates. The Company manages the market risk associated with derivative contracts by establishing and monitoring parameters that limit the types and degree of market risk that may be undertaken.

The Company primarily executes derivative contracts with major financial institutions. These counterparties expose the Company to credit risk in the event of non-performance. The amount of such exposure is limited to the fair value of the derivative contract plus the unpaid portion of amounts due to the Company pursuant to terms of the derivative contracts, if any. If a downgrade in the credit rating of these counterparties occurs, management believes that this exposure is mitigated by provisions in the derivative arrangements which allow for the legal right of offset of any amounts due to the Company from the counterparties with any amounts payable to the counterparties by the Company.

The fair values of derivative contracts in the consolidated balance sheet include the impact of netting derivative assets and liabilities when a legally enforceable master netting arrangement exists. The following tables summarize the gross amounts of recognized derivative assets and liabilities, the net amounts presented in the consolidated balance sheet, and the net amounts after deducting collateral that has been deposited with counterparties:

	As of December 31, 2012
				Amounts Not Offset in the Consolidated Balance Sheet
	Gross Amounts of Recognized Assets	Gross Amounts Offset in Consolidated Balance Sheet	Net Amounts of Assets Presented in Consolidated Balance Sheet	Financial Instruments	Cash Collateral Received	Net Amount
Open metals contracts	$603	$(224)	$379	$—	$—	$379
(208 contracts)
Open natural gas contracts	2	—	2	—	—	2
(6 contracts)
Open electricity contracts	169	(2)	167	—	—	167
(17 contracts)
Interest rate cap agreements	1	—	1	—	—	1
(2 contracts)

Total	$775	$(226)	$549	$—	$—	$549

Consolidated balance sheet location:
Prepaid expenses and other current assets		$548
Other noncurrent assets		1

Total		$549

				Amounts Not Offset in the Consolidated Balance Sheet
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in Consolidated Balance Sheet	Net Amounts of Liabilities Presented in Consolidated Balance Sheet	Financial Instruments	Cash Collateral Deposited	Net Amount
Open metals contracts	$224	$(224)	$—	$—	$—	$—
(85 contracts)
Open electricity contracts	2	(2)	—	—	—	—
(1 contract)

Total	$226	$(226)	$—	$—	$—	$—

Not included in the table above is $767 of collateral included in Prepaid Expenses and Other Current Assets, which is because collateral is limited to the net amounts of assets or liabilities presented in the consolidated balance sheet.

	As of December 31, 2011
				Gross Amounts Not Offset in the Consolidated Balance Sheet
(dollars in thousands)	Gross Amounts of Recognized Assets	Gross Amounts Offset in Consolidated Balance Sheet	Net Amounts of Assets Presented in Consolidated Balance Sheet	Financial Instruments	Cash Collateral Received	Net Amount
Open metals contracts (88 contracts)	$294	$(294)	$—	$—	$—	$—
Open electricity contracts (6 contracts)	43	(43)	—	—	—	—
Interest rate cap agreements (2 contracts)	157	—	157	—	—	157

Total	$494	$(337)	$157	$—	$—	$157

Consolidated balance sheet location:
Other noncurrent assets			$157

				Gross Amounts Not Offset in the Consolidated Balance Sheet
(dollars in thousands)	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in Consolidated Balance Sheet	Net Amounts of Liabilities Presented in Consolidated Balance Sheet	Financial Instruments	Cash Collateral Deposited	Net Amount
Open metals contracts (151 contracts)	$1,647	$(294)	$1,353	$—	$(1,353)	$—
Open natural gas contracts (31 contracts)	384	—	384	—	(384)	—
Open electricity contracts (8 contracts)	131	(43)	88	—	—	88

Total	$2,162	$(337)	$1,825	$—	$(1,737)	$88

Consolidated balance sheet location:
Accrued liabilities			$1,825

Not included in the table above is $2,885 of collateral included in Prepaid Expenses and Other Current Assets, which is because collateral is limited to the net amounts of assets or liabilities presented in the consolidated balance sheet.

The following table summarizes the effects of derivative contracts in the consolidated statements of operations:

	Year Ended December 31,
	2012	2011	2010
Cost of sales
Realized and unrealized loss—metal contracts	$1,339	$3,884	$7,605
Realized and unrealized loss—natural gas contracts	76	517	1,825
Realized and unrealized loss—electricity contracts	243	57	—

Total	$1,658	$4,458	$9,430

Interest expense
Unrealized loss (gain)—interest rate cap agreements	$156	$1,851	$(800)